Troubled Debt Restructures - Schedule of Status of Types of Debt Restructuring (Detail) $ in Thousands	12 Months Ended
	Dec. 31, 2019 USD ($) Contract Loan	Dec. 31, 2018 USD ($) Contract Loan	Dec. 31, 2017 USD ($) Contract Loan
Financing Receivable, Modifications [Line Items]
Number of Loans | Contract	5	6	10
Recorded Investments	$ 3,940	$ 3,500
Paid In Full [Member]
Financing Receivable, Modifications [Line Items]
Number of Loans | Loan	1	8	6
Recorded Investments	$ 37	$ 1,056	$ 217
Paying as Restructured [Member]
Financing Receivable, Modifications [Line Items]
Number of Loans | Loan	5	6	10
Recorded Investments	$ 1,940	$ 434	$ 863
Foreclosure/ Default [Member]
Financing Receivable, Modifications [Line Items]
Number of Loans | Loan		1	1
Recorded Investments		$ 242	$ 15
Other Loans [Member] | Paid In Full [Member]
Financing Receivable, Modifications [Line Items]
Number of Loans | Loan	1	8	6
Recorded Investments	$ 37	$ 1,056	$ 217
Other Loans [Member] | Paying as Restructured [Member]
Financing Receivable, Modifications [Line Items]
Number of Loans | Loan	5	6	10
Recorded Investments	$ 1,940	$ 434	$ 863
Other Loans [Member] | Foreclosure/ Default [Member]
Financing Receivable, Modifications [Line Items]
Number of Loans | Loan		1	1
Recorded Investments		$ 242	$ 15